Fair Value Measurements, Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Derivative Assets (Liabilities):
Balance, beginning of period	$ (4,803)	$ (4,998)	$ (3,797)
Net gains (losses)	867	(3,135)	(2,915)
Purchases	8	11	17
Sales	(4)	(4)	(7)
Settlements	760	3,357	3,150
Transfers into Level 3	(360)	(260)	(1,604)
Transfers out of Level 3	2,320	226	158
Balance, end of period	(1,212)	(4,803)	(4,998)
Net unrealized gains (losses) related to assets and liabilities held at period end	$ 374	$ (507)	$ (179)
Fair Value Disclosures, Textual [Abstract]
Fair value, net derivative asset (liability), recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]	Net gains (losses) from trading and securities, Mortgage banking, Other	Net gains (losses) from trading and securities, Mortgage banking, Other	Net gains (losses) from trading and securities, Mortgage banking, Other
Fair value, net derivative asset (liability), recurring basis, still held, unrealized gain (loss), statement of income or comprehensive income [Extensible Enumeration]	Net gains (losses) from trading and securities, Mortgage banking, Other	Net gains (losses) from trading and securities, Mortgage banking, Other	Net gains (losses) from trading and securities, Mortgage banking, Other
Interest rate contracts [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	$ (3,603)	$ (3,567)	$ (2,582)
Net gains (losses)	1,057	(2,820)	(2,062)
Purchases	0	0	3
Sales	0	0	(3)
Settlements	489	2,802	2,548
Transfers into Level 3	(26)	(9)	(1,493)
Transfers out of Level 3	1,941	(9)	22
Balance, end of period	(142)	(3,603)	(3,567)
Net unrealized gains (losses) related to assets and liabilities held at period end	351	(563)	93
Equity contracts [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	(1,167)	(1,474)	(1,224)
Net gains (losses)	(372)	(578)	(801)
Purchases	2	0	0
Sales	(2)	0	0
Settlements	555	857	521
Transfers into Level 3	(350)	(204)	(108)
Transfers out of Level 3	210	232	138
Balance, end of period	(1,124)	(1,167)	(1,474)
Net unrealized gains (losses) related to assets and liabilities held at period end	(71)	90	(314)
Other derivative contracts [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	(33)	43	9
Net gains (losses)	182	263	(52)
Purchases	6	11	14
Sales	(2)	(4)	(4)
Settlements	(284)	(302)	81
Transfers into Level 3	16	(47)	(3)
Transfers out of Level 3	169	3	(2)
Balance, end of period	54	(33)	43
Net unrealized gains (losses) related to assets and liabilities held at period end	94	(34)	42
Trading Assets, Debt Instruments [Member]
Assets:
Balance, beginning of period	144	234	210
Net gains (losses)	(31)	(7)	(11)
Purchases	115	222	178
Sales	(99)	(217)	(167)
Settlements	(42)	(60)	(31)
Transfers into Level 3	108	155	151
Transfers out of Level 3	(33)	(183)	(96)
Balance, end of period	162	144	234
Net unrealized gains (losses) related to assets and liabilities held at period end	(20)	(13)	(21)
Available-for-sale debt securities [Member]
Assets:
Balance, beginning of period	216	221	276
Net gains (losses)	7	18	(8)
Purchases	25	24	113
Sales	(1)	0	(31)
Settlements	(14)	(18)	(19)
Transfers into Level 3	0	1	304
Transfers out of Level 3	0	(30)	(414)
Balance, end of period	233	216	221
Net unrealized gains (losses) related to assets and liabilities held at period end	6	20	(32)
Fair Value Disclosures, Textual [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	11	21	(27)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), OCI	11	22	(28)
Mortgage servicing rights [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Balance, beginning of period	6,844	7,468	9,310
Net gains (losses)	(487)	(406)	(1,101)
Purchases	98	94	161
Sales	(759)	(312)	(902)
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	5,696	6,844	7,468
Net unrealized gains (losses) related to assets and liabilities held at period end	257	492	86
Other assets and liabilities [Member]
Assets and Liabilities:
Balance, beginning of period	278	337	601
Net gains (losses)	0	146	131
Purchases	44	61	261
Sales	43	103	373
Settlements	16	49	100
Transfers into level 3	23	22	79
Transfers out of Level 3	64	136	262
Balance, end of period	222	278	337
Net unrealized gains (losses) related to assets and liabilities held at period end	(3)	146	125
Fair Value Disclosures, Textual [Abstract]
Fair Value, Recurring Basis, Unobservable Input Reconciliation, Asset (Liability), Gain (Loss), OCI	(7)	(14)	(12)
Fair Value, Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), OCI	$ (7)	$ (14)	$ (12)